Gain on Sale of Assets and Other	12 Months Ended
Dec. 31, 2011
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]

14. Gain on Sale of Assets and Other

The gain on sale of assets and other for the years ended December 31 were as follows:

	2011	2010	2009
Other income (expense)	$191	$364	$(38)
Gain (loss) on disposition of assets	(75)	17	(53)
	$116	381	(91)